SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Assumptions Would Need to Change Individually for the Estimated Recoverable Amount (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) cashGeneratingUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Number of cash generating units impaired | cashGeneratingUnit	2
Property, plant and equipment	€ 240,018,000		€ 112,719,000	€ 34,947,000
AUTO CGU
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Intangible assets other than goodwill	366,446,000
Property, plant and equipment	240,018,000
Market capitalization	4,175,354,528	$ 4,724,871,702
Charging stations and Roborace cash generating units
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Impairment loss	€ 17,334,594